Vessels - Impairment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Vessels [Line Items]
Carrying value of assets	$ 2,199,154	$ 2,173,068
Vessel impairment charge	0	28,290	13,567
Silia T, Triathlon, Delphi and Millennium vessels - Carrying value prior to impairment
Vessels [Line Items]
Carrying value of assets		123,540
Silia T, Triathlon, Delphi and Millennium vessels - Carrying value after impairment
Vessels [Line Items]
Carrying value of assets		95,250
Silia T, Triathlon, Delphi and Millennium vessels
Vessels [Line Items]
Vessel impairment charge		28,290
VLCC Millennium
Vessels [Line Items]
Vessel impairment charge			$ 13,567